Provision for judicial liabilities - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Goodwill - Fibria
Disclosure of other provisions [line items]
Fair Value Adjustment Of Probable Contingencies	R$ 2,129,857	R$ 2,135,869
Total
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	14,812,225	14,432,915
Taxes and social security (1)
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	9,964,395	9,775,068
Labor
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	169,165	194,883
Civil and environmental (1)
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	R$ 4,678,665	R$ 4,462,964